FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE
          Report for the Calendar Year or Quarter Ended: June 30, 2008
                 Check here if Amendment |_|; Amendment Number:
                        This Amendment (Check only one):
                        |_|   is a restatement
                        |_|   adds new holding entries

Institutional Investment Manager Filing this Report:

Name:    Stark Global Opportunities Management LLC
Address: 3600 South Lake Drive
         St. Francis, Wisconsin 53235-3716

Form 13F File Number: 28-12140

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Daniel J. McNally
Title:  General Counsel
Phone:  (414) 294-7000

Signature, Place and Date of Signing:

/s/ Daniel J. McNally            St. Francis, Wisconsin       August 14, 2008
-------------------------        ----------------------     -------------------
       (Signature)                    (City, State)               (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:   None

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  28

Form 13F Information Table Value Total: $146,354 (thousands)

Information for which the institutional investment manager filing this report is requesting confidential treatment has been omitted and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:         None


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
                                    Form 13F
                    Stark Global Opportunities Management LLC
          Column 1:           Column 2:       Column 3:   Column 4:       Column 5:       Column 6:  Column 7:       Column 8:
           Name of             Title of         CUSIP   Fair Market Shrs or SH/PRN  Put/  Investment   Other     Voting Authority
           Issuer               Class           Number     Value    Prn Amt         Call  Discretion  Managers  Sole    Shared  None
                                                         (x $1000)
AK STL HLDG CORP              COM             001547108    1,095    15,873    SH             Sole               15,873
ARCH COAL INC                 COM             039380100      281     3,750    SH             Sole                3,750
CABLEVISION SYS CORP          CL A NY CABLVS  12686C109    5,768   255,222    SH             Sole              255,222
CLEAR CHANNEL COMMUNICATIONS  COM             184502102    3,277    93,100    SH    CALL     Sole
CLEVELAND CLIFFS INC          COM             185896107      596     5,000    SH    CALL     Sole
COMPANHIA VALE DO RIO DOCE    SPONSORED ADR   204412209      888    24,800    SH    CALL     Sole
ISHARES TR                    MSCI EMERG MKT  464287234   10,404    76,660    SH             Sole               76,660
MASSEY ENERGY CORP            COM             576206106    1,410    15,038    SH             Sole               15,038
NATIONAL CITY CORP            COM             635405103      133    27,800    SH    PUT      Sole               27,800
NATIONAL CITY CORP            COM             635405103      749   157,000    SH             Sole              157,000
NUCOR CORP                    COM             670346105    6,474    86,700    SH    CALL     Sole
OVERSEAS SHIPHOLDING GROUP I  COM             690368105      219     2,750    SH             Sole                2,750
PEABODY ENERGY CORP           COM             704549104    2,520    28,615    SH             Sole               28,615
TELE NORTE LESTE PART S A     SPON ADR PFD    879246106    1,598    64,171    SH             Sole               64,171
TESORO CORP                   COM             881609101      247    12,500    SH    CALL     Sole
THORNBURG MTG INC             COM             885218107       11    56,552    SH             Sole               56,552
UNITED STATES STL CORP NEW    COM             912909108    2,291    12,400    SH    CALL     Sole
UNITED STATES STL CORP NEW    COM             912909108      841     4,550    SH             Sole                4,550
ALPHA NATURAL RESOURCES INC   COM             02076X102    1,640    15,722    SH             Sole               15,722
ALPHA NATURAL RESOURCES INC   COM             02076X102    1,356    13,000    SH    CALL     Sole
COMPANHIA PARANAENSE ENERG C  SPON ADR PFD    20441B407      252    12,441    SH             Sole               12,441
CONSOL ENERGY INC             COM             20854P109    3,161    28,130    SH             Sole               28,130
EOG RES INC                   COM             26875P101      656     5,000    SH    CALL     Sole
FREEPORT-MCMORAN COPPER & GO  COM             35671D857   19,032   162,400    SH    CALL     Sole
PARAGON SHIPPING INC          CL A            69913R309      273    16,230    SH             Sole               16,230
SPDR TR                       UNIT SER 1      78462F103   79,966   624,832    SH             Sole              624,832
SELECT SECTOR SPDR TR         SBI INT-FINL    81369Y605      752    37,125    SH             Sole               37,125
DRYSHIPS INC                  SHS             Y2109Q101      464     5,790    SH             Sole                5,790